Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	60 Months Ended	64 Months Ended	67 Months Ended	81 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000199639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles International Unconstrained Equity Fund
Average Annual Return, Percent	34.19%		9.98%				7.26%
C000199640 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Tax Aware Ultra Short Duration Fund
Average Annual Return, Percent	3.69%		2.20%				2.03%
C000199641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles U.S. Unconstrained Equity Fund
Average Annual Return, Percent	19.36%		14.85%				15.28%
C000199642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Ultra Short Duration Fund
Average Annual Return, Percent	4.82%		3.33%				2.97%
C000206545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Managed Equity Portfolio U.S. Unconstrained Fund
Average Annual Return, Percent	18.38%		14.04%			16.46%
C000206546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Managed Equity Portfolio International Unconstrained Fund
Average Annual Return, Percent	33.34%		11.47%			10.55%
C000218339 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Global Bond Fund
Average Annual Return, Percent	3.88%		1.08%		1.44%
C000218340 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Tax Aware Bond Fund
Average Annual Return, Percent	4.13%		1.21%		1.96%
C000220641 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Credit Opportunities Fund
Average Annual Return, Percent	9.33%		3.91%	4.42%
C000252360 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Six Circles Multi-Strategy Fund
Average Annual Return, Percent	6.38%	5.83%
MSCI World ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Average Annual Return, Percent	31.85%		9.46%			9.48%	8.22%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%		0.80%		1.59%		2.39%
iMoneyNet Tax Free National Institutional Money Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iMoneyNet Tax-Free National Institutional Money Market Index
Average Annual Return, Percent	1.69%		1.49%				1.30%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)				2.06%
Bloomberg 1 3 Month U S Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	4.29%		3.24%				2.66%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	17.75%		13.87%			15.48%	14.59%
Bloomberg Municipal 1 15 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal 1-15 Year Index
Average Annual Return, Percent	5.18%		1.16%		1.74%
Bloomberg U S Intermediate Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Intermediate Corporate Bond Index
Average Annual Return, Percent	7.95%		1.60%	1.82%
HFRX Global Hedge Fund Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	HFRX Global Hedge Fund Index
Average Annual Return, Percent	7.14%	6.11%
Bloomberg Global Aggregate Total Return Index Value Hedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Average Annual Return, Percent	4.86%		0.34%		0.77%
Bloomberg Global Aggregate Total Return Index Value Unhedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Unhedged USD
Average Annual Return, Percent	8.17%	1.48%	(2.15%)	(1.48%)	(0.55%)